Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 1.7	$ 2.2	$ 2.6
Department of Minerals and Energy in South Africa
Commitments and Contingencies Disclosure [Line Items]
Guarantees	1.2
Guarantee Type, Other
Commitments and Contingencies Disclosure [Line Items]
Guarantees	0.5
Ghanaian and Australian Asset Retirement Obligation
Commitments and Contingencies Disclosure [Line Items]
Guarantees	56.3	49.3	45.0
Total Guarantees
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 1.7